Consolidated Statements of Changes in Shareholders’ Equity - AUD ($)	Share Capital	Share Premium	Retained Earnings	Non-controlling Interests	Foreign currency translation reserve	Total
Balance at Jun. 30, 2023	$ 2,860	$ 2,579,627	$ 3,712,333	$ 1,357,697		$ 7,652,517
Issuance of shares to SPAC shareholders	19	3,024,191				3,024,210
Issuance of shares to SPAC founders	409	(5,791,835)				(5,791,426)
Issuance of shares in exchange for advisory services	107	(107)
Conversion of convertible notes	23	2,300,590				2,300,613
Conversion of rights	144	(144)
Recapitalizations costs		16,126,854				16,126,854
Costs attributable to the issuance of shares in connection with the business combination		(1,315,013)				(1,315,013)
Issuance of convertible note – equity component		140,495				140,495
Net loss			(21,662,555)	431,874		(21,230,681)
Balance at Jun. 30, 2024	3,562	17,064,658	(17,950,222)	1,789,571		907,569
Conversion of related party loan	445	4,998,067				4,998,512
Conversion of convertible notes	22	230,214				230,236
Net loss			(1,296,811)	(165,799)		(1,462,610)
Reclass				298		298
Unrealised gain on translation					(19,969)	(19,969)
Balance at Jun. 30, 2025	4,029	22,292,939	(19,247,033)	1,624,070	(19,969)	4,654,036
Conversion of convertible notes	63	373,462				373,525
Issuance of commitment fee shares-Arena	261	1,867,361				1,867,622
Issuance of shares to PIPE shareholders	2,628	398,530				401,158
Non-controlling interest on acquisition of subsidiary				6,598,988		6,598,988
Net loss			(19,015,732)	(1,251,494)		(20,267,226)
Unrealised gain on translation					36,622	36,622
Balance at Jun. 30, 2026	$ 6,981	$ 24,932,292	$ (38,262,765)	$ 6,971,564	$ 16,653	$ (6,335,275)